Financial instruments and financial risk factors - Schedule of impaired or past due receivables (Details) - Trade and other receivables $ in Millions	Dec. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 24,361
Neither impaired nor past due
Disclosure of detailed information about financial instruments [line items]
Financial assets	22,858
Impaired (net of provision)
Disclosure of detailed information about financial instruments [line items]
Financial assets	53
Not impaired and past due | within 30 days
Disclosure of detailed information about financial instruments [line items]
Financial assets	637
Not impaired and past due | 31 to 60 days
Disclosure of detailed information about financial instruments [line items]
Financial assets	130
Not impaired and past due | 61 to 90 days
Disclosure of detailed information about financial instruments [line items]
Financial assets	114
Not impaired and past due | over 90 days
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 569